Note 5 - Related Party Transactions (Details Textual)		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Nov. 01, 2019 USD ($)	Sep. 30, 2019 USD ($)
Service Management Costs Daily Fee Related Party | €				€ 685
Related Party Agreement Term (Year)	5 years
Related Party Transaction Discount Percentage	5.00%
Due to Related Parties, Total		$ 1,531,239			$ 795,562
Interest and Other Financing Costs, Related Party		199,452	$ 0
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction		2,642,368	1,547,139
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction		$ 1,000,000	625,000
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage		1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage		1.25%
Related Party Transaction, Expenses from Transactions with Related Party		$ 378,330	214,621
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party		$ 57,820	21,258
Related Party Transaction Commission on Premium, Maximum, Percentage		5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party		$ 113,640	$ 64,995
Related Party Transaction Amounts of Transaction Per Crew Member Per Month		50
Colby Trading Ltd [Member] | First Debt Agreement [Member]
Due to Related Parties, Total							$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Colby Trading Ltd [Member] | Second Debt Agreement [Member]
Due to Related Parties, Total						$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Colby Trading Ltd [Member] | First and Second Debt Agreement [Member]
Interest and Other Financing Costs, Related Party		$ 199,452